Note 23 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about income tax [text block]
For the Year Ended December 31,	2018	2017	2016

Net loss before taxes	$16,620,719	$13,095,737	$13,431,941

Expected current income tax recovery	4,404,491	3,470,370	3,559,000
Deferred tax recovery	297,940	297,940	207,257

	4,702,431	3,768,310	3,766,257

Adjustments to income tax recovery:

Amounts not deductible for tax purposes	(1,065,900)	(841,000)	(1,079,000)
Other non-deductible items	(509,900)	(463,000)	-
Deductible share issuance costs	77,000	94,000	118,000
Fair value consideration	-	-	116,000
Impact of US statutory income tax rate change (1)	-	(9,472,000)	-
Foreign tax differential	(592,000)	(69,000)	507,213
Unrecognized tax recovered (losses)	(2,313,691)	7,280,630	(3,221,213)

Income tax recovery recognized	$297,940	$297,940	$207,257

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	2018	2017	2016

Resource assets	$1,024,271	$1,024,271	$1,024,271
Gross unamortized share issue costs	669,000	705,351	1,050,599
Canadian non-capital losses	12,431,000	11,100,672	10,137,652
US non-capital losses	71,594,000	67,654,438	63,725,982
Singapore non-capital losses	46,894,000	43,671,200	37,448,290

	132,612,271	124,155,932	113,386,794
Unrecognized deferred tax assets	(132,612,271)	(124,155,932)	(113,386,794)

Deferred income tax assets recognized	$-	$-	$-